INCOME TAXES (Details 2) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Operating loss carryforwards
Decrease in foreign tax credit				$ 10.0
Deferred foreign tax credit after adjustment				104.0
Income tax benefit from release of valuation allowance				104.0
Discrete tax benefit		$ 94.0
Foreign tax credits	$ 14.0		$ 14.0	17.0
Deferred foreign income tax benefit			$ 46.0	47.0	$ 70.0
Number of non-U.S. tax jurisdictions in which the entity is operating | item			40
Tax benefit from foreign exchange transactions	33.0		$ 33.0
Tax benefit from currency exchange gains before valuation allowances and contingencies	58.0		58.0	7.0	(14.0)
Contingent liabilities and valuation allowances	25.0		25.0
Taxable gain (loss) on currency conversion of intercompany debt			0.0
Decrease in net deferred tax liabilities			5.0
Income tax benefit (expense)			(45.0)	(43.0)	(137.0)
Non-U.S. tax rate differentials			4.0	(7.0)	10.0
Operating loss carryforwards, subject to expiration	0.0		0.0
Valuation allowance on net deferred tax assets	788.0		788.0	707.0	832.0	$ 745.0
Releases of valuation allowances in various jurisdictions			3.0	111.0	16.0
Establishments of valuation allowances in various jurisdictions			35.0	3.0
Establishment (release) of valuation allowances on U.S. foreign tax credits			14.0	(94.0)	95.0
Non-US
Operating loss carryforwards
Deferred foreign income tax benefit			3.0	7.0	$ 22.0
Net operating loss carryforwards	3,347.0		3,347.0
Operating loss carryforwards, subject to expiration	852.0		852.0
Portion of operating loss carryforwards that are subject to expiration, subject to valuation allowance	489.0		489.0
Non-US | Scheduled to expire next year
Operating loss carryforwards
Portion of operating loss carryforwards that are subject to expiration, subject to valuation allowance	29.0		29.0
Luxembourg
Operating loss carryforwards
Net operating loss carryforwards	919.0		919.0
Operating loss carryforwards, valuation allowance	216.0		216.0
Valuation allowance on net deferred tax assets	$ 265.0		265.0
Releases of valuation allowances in various jurisdictions				$ 6.0
The Netherlands
Operating loss carryforwards
Establishments of valuation allowances in various jurisdictions			7.0
Italy
Operating loss carryforwards
Establishments of valuation allowances in various jurisdictions			12.0
State
Operating loss carryforwards
Income tax benefit (expense)			$ 3.0